Consolidated Statements of Net Loss and Comprehensive Loss - CAD ($)	12 Months Ended	15 Months Ended
	Sep. 30, 2024	Dec. 31, 2025
Statement of comprehensive income [abstract]
Exploration expenses	$ 1,432,595	$ 9,066,545
General and administrative expenses	1,685,611	8,666,508
Loss from operations	3,118,206	17,733,053
Gain on disposal of equipment	(11,847)	(137,294)
Finance cost	8,237	243,741
Interest and other income	(152,663)	(1,233,553)
Foreign exchange loss		184,422
Write-off of mineral property interests	36,722
Write-off of receivables	86,540	182,052
Net loss	3,085,195	16,972,421
Items that may be reclassified to profit or loss:
Foreign currency translation	368,832	(1,103,007)
Total comprehensive loss	$ 3,454,027	$ 15,869,414
Shareholders of the Company
Net loss per share attributable to Basic	$ 0.05	$ 0.17
Net loss per share attributable to Diluted	$ 0.05	$ 0.17
Weighted average number of shares outstanding Basic	67,071,265	102,010,501
Weighted average number of shares outstanding Diluted	67,071,265	102,010,501